Schedule of option surplus activity (Details) - Surplus [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of Options Opening Balance	9,566	9,566
Weighted average exercise price Opening balance	$ 402.91	$ 402.91
Number of options Granted during the period	0
Weighted average exercise price Granted during the period	$ 0
Number of options Expired during the period	(7,565)
Weighted average exercise price Expired during the period	$ 386.90
Number of options Closing balance	2,001	9,566
Weighted average exercise price Closing balance	$ 463.43	$ 402.91
Number of options Closing balance of exercisable options	2,001	9,566
Weighted average exercise price Closing balance of exercisable options	$ 463.43	$ 402.91
Number of options Forfeited during the period		0
Weighted average exercise price Forfeited during the period		$ 0